Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ 173,646	$ (100,345)	$ 74,853
Amortization of prior service cost	(355)	(355)
Amortization of transition obligation			(867)
Amortization of net actuarial loss	(23,656)	(34,177)	(25,597)
Prior service cost	6,661		2,423
Regulatory adjustment	(140,308)	123,630	(42,771)
Recognized in other comprehensive (income) loss	15,988	(11,247)	8,041
Net periodic benefit costs recognized in net income	38,172	48,141	42,292
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	54,160	36,894	50,333
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	163,215	(91,115)	70,016
Amortization of net actuarial loss	(22,872)	(32,261)	(23,883)
Regulatory adjustment	(129,031)	113,762	(41,520)
Recognized in other comprehensive (income) loss	11,312	(9,614)	4,613
Net periodic benefit costs recognized in net income	34,331	43,084	36,688
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	45,643	33,470	41,301
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	5,460	(662)	4,111
Amortization of net actuarial loss	(784)	(971)	(683)
Recognized in other comprehensive (income) loss	4,676	(1,633)	3,428
Net periodic benefit costs recognized in net income	2,820	2,879	2,586
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	7,496	1,246	6,014
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	4,971	(8,568)	726
Amortization of prior service cost	(355)	(355)
Amortization of transition obligation			(867)
Amortization of net actuarial loss		(945)	(1,031)
Prior service cost	6,661		2,423
Regulatory adjustment	(11,277)	9,868	(1,251)
Net periodic benefit costs recognized in net income	1,021	2,178	3,018
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1,021	$ 2,178	$ 3,018